Schedule of Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Inventory [Line Items]
Total	$ 536	$ 1,889
Lubricants [Member]
Inventory [Line Items]
Total	536	542
Bunkers [Member]
Inventory [Line Items]
Total		$ 1,347